Leases (Details) - Schedule of total future minimum lease payments $ in Thousands	Dec. 31, 2022 MXN ($)
Leases (Details) - Schedule of total future minimum lease payments [Line Items]
Total future minimum lease payments	$ 486,129
2023 [Member]
Leases (Details) - Schedule of total future minimum lease payments [Line Items]
Total future minimum lease payments	92,341
2024 [Member]
Leases (Details) - Schedule of total future minimum lease payments [Line Items]
Total future minimum lease payments	99,715
2025 [Member]
Leases (Details) - Schedule of total future minimum lease payments [Line Items]
Total future minimum lease payments	101,315
2026 [Member]
Leases (Details) - Schedule of total future minimum lease payments [Line Items]
Total future minimum lease payments	93,946
2027 [Member]
Leases (Details) - Schedule of total future minimum lease payments [Line Items]
Total future minimum lease payments	$ 98,812